Convertible Redeemable Preferred Shares And Redeemable Ordinary Shares	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND REDEEMABLE ORDINARY SHARES
8.	CONVERTIBLE REDEEMABLE PREFERRED SHARES AND REDEEMABLE ORDINARY SHARES

Convertible Redeemable Preferred Shares

The Company completed several rounds of equity financing and issued the following convertible redeemable preferred shares during the period from its formation to 2018. As of January 1, 2019, the following were issued and outstanding: 53,999,077 Series Seed convertible redeemable preferred shares, 13,748,842 Series A-1 convertible redeemable preferred shares, 79,703,434 Series A-2 convertible redeemable preferred shares, 56,931,024 Series B convertible redeemable preferred shares, 101,210,710 Series C-1 convertible redeemable preferred shares, 15,570,878 Series C-2 convertible redeemable preferred shares, 5,819,616 Series C-3 convertible redeemable preferred shares, 207,611,712 Series D convertible redeemable preferred shares, and 243,380,841 Series E convertible redeemable preferred shares.

In September 2020, Series F investors purchased 13,549,882 Series Seed convertible redeemable preferred shares, 3,300,852 Series B convertible redeemable preferred shares and 2,772,642 Series C-1 convertible redeemable preferred shares (collectively referred to as the “preferred shares from previous series”) directly from the respective preferred shareholders and these preferred shares were re-designated by the Company as Series F-1 convertible redeemable preferred shares (the “Series F-1 Shares”) . This re-designation was accounted for as an extinguishment of preferred shares from previous series and issuance of Series F-1 Shares. The Series F-1 Shares are recorded at fair value on the re-designation date, with the excess of the fair value of Series F-1 Shares (US$0.94 per share) over the carrying value of preferred shares from previous series on the re-designation date recognized as deemed dividend of RMB101,795.

8	CONVERTIBLE REDEEMABLE PREFERRED SHARES AND REDEEMABLE ORDINARY SHARES - continued

In November 2020, Series F-1 investors purchased directly from the Founders 3,346,487 ordinary shares, which were re-designated by the Company into Series F-1 Shares. The re-designation of the ordinary shares to Series F-1 Shares resulted in a repurchase of ordinary shares and issuance of Series F-1 Shares and is accounted for as a treasury stock transaction accompanied with issuance of new preferred shares. The repurchased ordinary shares have been retired. The re-designated Series F-1 Shares are recorded at fair value on the re-designation date. The excess of the fair value of Series F-1 Shares (US$0.94 per share) over the fair value of ordinary shares (US$0.51 per share) on the re-designation date is recognized as share-based compensation to the Founders in the amount of RMB9,470 in the current period net loss.

In September 2020, the Company issued 199,277,610 Series F-2 convertible redeemable preferred shares with a total cash proceeds of RMB1,716,310.

In April 2021, the Company issued 25,809,887 shares of Series G convertible redeemable preferred shares to certain third party investors at US$1.74 per share for a total cash consideration of RMB291,641 (equivalent to US$45,000).

All the convertible redeemable preferred shares have been converted to ordinary shares upon IPO on June 10, 2021. As of December 31, 2021, the Company had no outstanding preferred shares.

The following table summarized the roll-forward of the carrying amount of the convertible redeemable preferred shares for the years of 2019, 2020 and 2021:

	Series Seed	Series A-1	Series A-2	Series B	Series C-1	Series C-2	Series C-3	Series D	Series E	Series F-1	Series F-2	Series G	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
January 1, 2019	4,500	33,230	191,659	137,973	248,625	39,043	14,235	703,571	873,578	-	-	-	2,246,414
Proceeds received	-	-	-	-	-	-	-	-	789,268	-	-	-	789,268
Accretion	376	4,056	23,538	17,184	32,693	5,566	1,840	104,643	318,234	-	-	-	508,130
December 31, 2019	4,876	37,286	215,197	155,157	281,318	44,609	16,075	808,214	1,981,080	-	-	-	3,543,812
Issuance	-	-	-	-	-	-	-	-	-	-	1,716,310	-	1,716,310
Series F-1 shares issued by re-designation of Series Seed Series B and Series C-1	(1,331)	-	-	(11,512)	(9,716)	-	-	-	-	124,354	-	-	101,795
Series F-1 shares issued by re-designation of ordinary shares	-	-	-	-	-	-	-	-	-	21,006	-	-	21,006
Accretion of preferred shares	735	15,112	87,566	60,948	105,897	15,672	6,197	98,142	172,790	10,763	264,034	-	837,856
December 31, 2020	4,280	52,398	302,763	204,593	377,499	60,281	22,272	906,356	2,153,870	156,123	1,980,344	-	6,220,779
Issuance	-	-	-	-	-	-	-	-	-	-	-	291,641	291,641
Accretion of preferred shares	257	63,433	367,711	247,110	451,892	70,990	26,751	802,330	102,208	40,340	(80,435)	5,451	2,098,038
Conversion into ordinary shares	(4,537)	(115,831)	(670,474)	(451,703)	(829,391)	(131,271)	(49,023)	(1,708,686)	(2,256,078)	(196,463)	(1,899,909)	(297,092)	(8,610,458)
December 31, 2021	-	-	-	-	-	-	-	-	-	-	-	-	-

Key terms of the convertible redeemable preferred shares are as follows:

8.	CONVERTIBLE REDEEMABLE PREFERRED SHARES AND REDEEMABLE ORDINARY SHARES - continued

Conversion

Each holder of convertible redeemable preferred shares (“Preferred Share”) shall have the right, at such holder’s sole discretion, to convert all or any portion of the preferred shares into ordinary shares on a one-for-one basis at any time. The initial conversion price is the issuance price of preferred shares, subject to adjustment in the event of (1) issuance of additional ordinary shares (2) share dividends, subdivisions, combinations or consolidation of ordinary shares, and other distribution (3) reorganizations, mergers, consolidations, reclassification, exchange and substitution.

Each preferred share shall automatically be converted into ordinary shares, based on the then applicable conversion price for each convertible redeemable preferred share, without the payment of any additional consideration, into fully-paid and non-assessable ordinary shares upon (i) the closing of the Qualified IPO as defined below, or (ii) the written consent of (A) the holders holding a majority of the then outstanding Series Seed/A/B/C convertible redeemable preferred shares, or (B) written consent of the holders holding at least 75% Series D convertible redeemable preferred shares, or (C) written consent of the holders holding at least 70% Series E convertible redeemable preferred shares, (D) written consent of the holders holding at least 60% Series F-1/F-2 convertible redeemable preferred shares, or (E) written consent of the holders holding at least 51% Series G convertible redeemable preferred shares.

Qualified IPO is defined as a firm-commitment underwritten public offering of ordinary shares of the Company (or securities representing such ordinary shares) registered under the Securities Act on the New York Stock Exchange, the Nasdaq Global Market, the Stock Exchange of Hong Kong Limited, Shanghai Stock Exchange, or Shenzhen Stock Exchange and with net proceeds (excluding underwriting discounts, commissions and stock transfer taxes applicable to a sale of securities) to the Company of at least US$300 million and an implied pre-offering valuation of the Company of US$3,401 million or more, or such less market capitalization or net proceeds as approved by the preferred majority.

Redemption

The holders of convertible redeemable preferred shares shall have the right to redeem if the Qualified IPO has not been consummated by the 42nd month from the Series G convertible redeemable preferred shares original issue date.

The redemption price per Series A-1/A-2/B/C-1/C-2/C-3/D/E/F-1/F-2/G Preferred Share where shall be, at the sole election of such series preferred shareholder redeeming its Preferred Share(s), the higher of (1) the sum of (A) 100% of the issue price plus (B) a simple interest rate of 15% per annum for each year such Preferred Share was outstanding calculated from the original issuance date through the date of redemption thereof (and calculated on a pro rata basis in case of a partial year) plus (C) all declared but unpaid dividends thereon up to the date of actual payment of such redemption price, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers, or (2) the fair market value per Preferred Share as determined by an independent valuer agreed to by the majority of each class of Preferred Shares and the ordinary majority.

The redemption price per Series Seed Preferred Share that shall equal the sum of (A) 100% of the Series Seed issue price, (B) a compound interest rate of 10% per annum, for each year such Series Seed Preferred Share was outstanding measured from the Series Seed deemed issue date through the date of redemption thereof (calculated on a pro rata basis in case of a partial year), plus (C) all declared but unpaid dividends thereon up to the date of actual payment of such redemption price, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers.

8.	CONVERTIBLE REDEEMABLE PREFERRED SHARES AND REDEEMABLE ORDINARY SHARES - continued

Liquidation Preference

In the event of any liquidation, including deemed liquidation event (as described below), dissolution or winding up of the Company, either voluntary or involuntary, distributions shall be made in the following manner (after satisfaction of all creditors’ claims and claims that may be preferred by law):

(i) The holders of, Series A Preferred Share, Series B Preferred Share, Series C Preferred Share, Series D Preferred Share, Series E Preferred Share, Series F-1/F-2 Preferred Share and Series G Preferred Share shall be entitled to receive the amount equal to 150% of their respective issue prices, plus all declared but unpaid dividends on such preferred shares. The liquidation preference is exercised in the sequence of Series G Preferred Share, Series F-2 Preferred Share, Series F-1 Preferred Share, Series E Preferred Share, Series D Preferred Share, Series C Preferred Share, Series B Preferred Share, Series A Preferred Share, and Series Seed. After paying in full the Series G/F-2/F-1/E/D/C/B/A liquidation preference, the holder of Series Seed Preferred Share shall be entitled to receive the amount equal to 100% of their respective issue prices, plus all declared but unpaid dividends on such preferred shares.

(ii) If there are any assets or funds remaining after distribution in full to the holders of preferred shares, the remaining assets and funds of the Group that is legally available for distribution to the shareholders shall be distributed to the holders of the preferred shares and ordinary shares ratably amongst them in proportion to the number of ordinary shares held by them on an as-converted basis.

A deemed liquidation event shall include i) a merger, amalgamation or consolidation of the Group; ii) a sale, exchange, transfer or other disposition of all or substantially all of the assets of the Group.

Dividends

Each holder of Series A-1/A-2/B/C-1/C-2/C-3/D/E/F-1/F-2/G Preferred Shares shall be entitled to receive noncumulative dividend at the rate 8% of each applicable issue price per annum for each such share held by such holder. Such dividends shall be payable and accrue when, as and if declared by the Board, prior and in preference to, and satisfied before, any dividend on any other class or series of shares.. The dividend preference sequence is the same as the liquidation preference. After the dividends for the Series G, the Series F-1/F-2 Preferred Shares, the Series E Preferred Shares, Series D Preferred Shares, Series C-1/C-2/C-3 Preferred Shares, Series B Preferred Shares and Series A-1/A-2 Preferred Shares have been fully paid, and in the event the Company further declares dividend or distribution in cash or in kind, any additional dividends shall be distributed pro rata among all holders of the ordinary shares and Preferred Shares, provided that the holder of the Series Seed Preferred Shares shall be entitled to receive dividends prior and in preference to any declaration or payment of any dividend on the ordinary shares. No dividend was declared or accrued for the years ended December 31, 2019, 2020 and 2021.

Voting Rights

The holders of all convertible redeemable preferred shares and ordinary shares shall vote together based on their shareholding ratio.

8.	CONVERTIBLE REDEEMABLE PREFERRED SHARES AND REDEEMABLE ORDINARY SHARES - continued

Accounting for the Convertible Redeemable Preferred Shares

The Group has classified the convertible redeemable preferred shares as mezzanine equity as these preferred shares are redeemable upon the occurrence of an event not solely within the control of the Group. In addition, the Group accretes changes in the redemption value of the convertible redeemable preferred shares other than Series Seed convertible redeemable preferred shares based on the higher of (i) the issuance price plus a pre-determined annualized return set forth in the agreement and (ii) fair market value. The Group accretes changes in the redemption value of the Series Seed convertible redeemable preferred shares based on the subscription price plus a pre-determined return set forth in the agreement. The change in redemption value is recorded against retained earnings, or in the absence of retained earnings, against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

The Group has determined that there was no embedded derivative to be bifurcated and no beneficial conversion feature attributable to all preferred shares because the initial effective conversion price of these preferred shares were higher than the fair value of the Group’s common shares determined by the Group taking into account independent valuations.

Redeemable Ordinary Shares

In March 2021, certain investors purchased 23,448,013 ordinary shares directly from the Founders, which were re-designated by the Company as redeemable ordinary shares. The holders of redeemable ordinary shares are entitled to redemption preference with all other rights the same as ordinary shareholders. The redemption price per redeemable ordinary share shall equal to the sum of (A) 100% of the ordinary purchase price, (B) a compound interest rate of 10% per annum, for each year such ordinary share was outstanding measured from the ordinary purchase date through the date of redemption thereof (calculated on a pro rata basis in case of a partial year), plus (C) all declared but unpaid dividends thereon up to the date of actual payment of such redemption price, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers. The redemption preference will expire upon a qualified IPO.

The redeemable ordinary shares are classified as mezzanine equity, recorded at fair value on the re-designation date. The excess of fair value of redeemable ordinary shares (US$0.91 per share) over the fair value of ordinary shares (US$0.78 per share) is recognized as share-based compensation to the Founders in the amount of RMB19,657 (US$3,048) for the year ended December 31, 2021.

All the redeemable ordinary shares have been converted to ordinary shares upon IPO. As of December 31, 2021, the Company had no outstanding redeemable ordinary shares.

The following table summarized the movement of the carrying amount of the redeemable ordinary shares for the year ended December 31, 2021:

Redeemable Ordinary Share
RMB
December 31, 2020	-
Issuance of redeemable ordinary shares	139,003
Accretion of redeemable ordinary shares	119,451
Conversion into ordinary shares	(258,454)
December 31, 2021	-